Consolidated Statements Of Operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Operations [Abstract]
Income tax provision (benefit) related to associated companies	$ (218,321)	$ (5,745)	$ 25,567
Income tax (benefit) related to discontinued operations	(1,072)	(2,350)	(57)
Income tax provision related to gain on disposal of discontinued operations	$ 3,384	$ 0	$ 0